REGULATORY MATTERS - Liquids Pipelines (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Canadian Mainline
Public Utilities, General Disclosures [Line Items]
Term of CTS establishing a Canadian Local Toll	10 years
Southern Lights Pipeline
Public Utilities, General Disclosures [Line Items]
Pre-determined after-tax rate of return on equity (ROE) (as a percent)	10.00%
Debt structure (as a percent)	70.00%
Equity structure (as a percent)	30.00%